Investments (Details) - Schedule of group financial investments - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]	$ 3,103		$ 3,236
Quoted bonds		390,918		208,525
Quoted funds and alternative investments		9,791		8,261
Quoted equities		27,924	[2]	28,174
Unquoted equities	[3]	6,748		5,794
Expected credit losses and impairment		(397)		(268)
Total		438,087		253,722
Amortized cost [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]	3,103		3,236
Quoted bonds
Quoted funds and alternative investments
Quoted equities			[2]
Unquoted equities	[3]
Expected credit losses and impairment		(397)		(268)
Total		2,706		2,968
Fair value through other comprehensive income [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]
Quoted bonds		390,918		208,525
Quoted funds and alternative investments
Quoted equities		14,935	[2]	14,629
Unquoted equities	[3]	6,748		5,794
Expected credit losses and impairment
Total		412,601		228,948
Fair value through statement of income [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]
Quoted bonds
Quoted funds and alternative investments		9,791		8,261
Quoted equities		12,989	[2]	13,545
Unquoted equities	[3]
Expected credit losses and impairment
Total		$ 22,780		$ 21,806

[1]	The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by ‘Specialized Investment Compound Co.’ a local company based in Jordan with a maturity date of 22 February 2016. The said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounting to USD 1,236 thousand were not paid on that maturity date. These bonds are backed up by collateral in the form of real estate properties. However, the Group management has provided USD 379 thousand to cover any potential impairment in the value of the collateral held against said investment by discounting the expected future cash flows generated from the underlying bond collaterals which mainly represent rental income.
[2]	In 2020, the Group has sold part of its holdings in a quoted equity at fair value through OCI to take advantage of the increase in the market value of the investee. The quoted equities were purchased in 2011 and held as a long-term investment. Upon disposal, the fair value of the sold shares was USD 3,859 thousand and the cumulative fair value change of USD 2,341 thousand remained in the fair value reserve.
[3]	The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,314 thousand (2019: USD 5,261 thousand) and USD 434 thousand (2019: USD 533 thousand). As at 31 December 2020 and 2019, the Group has measured the fair value of the unquoted investment valued at USD 6,314 thousand (2019: USD 5,261 thousand) by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.